Change in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign currency translation adjustments:
Balance at beginning of year	¥ (325,612)	¥ (202,628)	¥ (235,968)
Adjustments for the year	(53,251)	(122,984)	33,340
Balance at end of year	(378,863)	(325,612)	(202,628)
Net unrealized gains and losses on securities:
Balance at beginning of year	3,020	3,285	1,135
Adjustments for the year	(2,017)	(265)	2,150
Balance at end of year	1,003	3,020	3,285
Net gains and losses on derivative instruments:
Balance at beginning of year	917	71	1,493
Adjustments for the year	(462)	846	(1,422)
Balance at end of year	455	917	71
Pension liability adjustments:
Balance at beginning of year	(68,784)	(61,546)	(59,480)
Adjustments for the year	(35,584)	(7,238)	(2,066)
Balance at end of year	(104,368)	(68,784)	(61,546)
Total accumulated other comprehensive income (loss):
Balance at beginning of year	(390,459)	(260,818)	(292,820)
Balance at end of year	(481,773)	(390,459)	(260,818)
Accumulated Translation Adjustment
Total accumulated other comprehensive income (loss):
Adjustments for the year	¥ (91,314)	¥ (129,641)	¥ 32,002